CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 331,112	$ 0
Prepaid expenses	744,813	0
Total current assets	1,075,925	0
Deferred offering costs	0	75,000
Investments held in the Trust Account	345,011,697	0
TOTAL ASSETS	346,087,622	75,000
Current liabilities
Accrued expenses	259,896	0
Accrued offering costs	3,607	50,000
Promissory Note — related party	0	5,000
Total current liabilities	263,503	55,000
Warrant liability	19,642,970	0
Deferred underwriting fee payable	12,075,000	0
Total liabilities	31,981,473	55,000
Commitments and Contingencies
Class A Ordinary Shares subject to possible redemption — 34,500,000 and no shares at $10.00 per share redemption value as of September 30, 2021 and December 31, 2020, respectively	345,000,000
Shareholders' Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding	0	0
Additional paid-in capital	0	24,137
Accumulated surplus (deficit)	(30,894,714)	(5,000)
Total shareholders' equity (deficit)	(30,893,851)	20,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	346,087,622	75,000
Class A common stock
Current liabilities
Class A Ordinary Shares subject to possible redemption — 34,500,000 and no shares at $10.00 per share redemption value as of September 30, 2021 and December 31, 2020, respectively	345,000,000	0
Shareholders' Equity
Common stock issued	0	0
Total shareholders' equity (deficit)	0	0
Class B common stock
Shareholders' Equity
Common stock issued	863	863	[1]
Total shareholders' equity (deficit)	$ 863	$ 863

[1]	Excludes an aggregate of up to 1,125,000 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).